Note 15 - Equity Incentive Plans	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 15 - Equity Incentive Plans

2023 Equity Incentive Plan

On May 18, 2023, the Company’s stockholders approved the Aytu BioPharma, Inc. 2023 Equity Incentive Plan (the “2023 Equity Incentive Plan”). Prior to the Company’s adoption of the 2023 Equity Incentive Plan, the Company awarded equity incentive grants to its directors and employees under the Aytu BioScience, Inc. 2015 Stock Option and Incentive Plan (the “Aytu 2015 Plan”) and the Neos Therapeutics, Inc. 2015 Stock Options and Incentive Plan (the “Neos 2015 Plan”, and collectively with the Aytu 2015 Plan, the “2015 Plans”). For the 2023 Equity Incentive Plan, the stockholders approved (i) 200,000 new shares; (ii) 87,129 shares available for grant under the 2015 Plans be “rolled over” to the 2023 Equity Incentive Plan; and (iii) any shares that are returned to the Company under the 2015 Plans be added to the 2023 Equity Incentive Plan. With the approval of the 2023 Equity Incentive Plan, no additional awards will be granted under the 2015 Plans. All outstanding awards previously granted under previous stock incentive plans will remain outstanding and subject to the terms of the plans. Stock options granted under the 2023 Equity Incentive Plan have contractual terms of 10 years or less from the grant date and a vesting period ranging from 3 to 4 years. The restricted stock awards and restricted stock units have a vesting period of 3 to 4 years. As of June 30, 2024, the Company had 182,322 shares that are available for grant under the 2023 Equity Incentive Plan.

Aytu 2015 Plan

On June 1, 2015, the Company’s stockholders approved the Aytu 2015 Plan, which, as amended in July 2017, provides for the award of stock options, stock appreciation rights, restricted stock, and other equity awards. On February 13, 2020, the Company’s stockholders approved an increase to 250,000 total shares of common stock in the Aytu 2015 Plan. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the Aytu 2015 Plan will be added back to the shares of common stock available for issuance under the 2023 Equity Incentive Plan. Stock options granted under this plan have contractual terms of 10 years from the grant date and a vesting period ranging from 3 to 4 years. The restricted stock awards have a vesting period ranging from 4 to 10 years, and the restricted stock units have a vesting period of 4 years.

Neos 2015 Plan

Pursuant to the Neos Acquisition, the Company assumed 3,486 stock options and 1,786 restricted stock units previously granted under the Neos 2015 Plan. Accordingly, on April 19, 2021, the Company registered 5,272 shares of its common stock under the Neos 2015 Plan with the SEC. The terms and conditions of the assumed equity securities remained the same as they were previously under the Neos 2015 Plan. The Company allocated costs of the replacement awards attributable to pre-combination and post-combination service periods. The pre-combination service costs were included in the consideration transferred. The remaining costs attributable to the post-combination service period are being recognized as stock-based compensation expense over the remaining terms of the replacement awards. Stock options granted under this plan have contractual terms of 10 years from the grant date and a vesting period ranging from 1 to 4 years.

Stock Options

During the year ended June 30, 2024, 113,500 stock options were granted. The weighted-average grant date fair value of options granted during the year ended June 30, 2024, was $1.74. During the year ended June 30, 2024, there was $0.2 million of total unrecognized compensation cost adjusted for estimated forfeitures, related to non-vested stock options granted under the Company’s equity incentive plan. During the fiscal year ended June 30, 2023, 49,212 stock options were granted. The weighted-average grant date fair value of options granted during the year ended June 30, 2023, was $4.00. During the year ended  June 30, 2023, there was $0.1 million of total unrecognized compensation cost adjusted for estimated forfeitures, related to non-vested stock options granted under the Company’s equity incentive plan. The unrecognized compensation cost is expected to be recognized over a weighted average period of 1.9 years.

Stock option activity is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Options	Exercise Price	Life in Years
Outstanding at June 30, 2023	52,762	$18.37	9.1
Granted	113,500	$1.74	9.2
Forfeited/cancelled	(16,610)	$3.20	—
Expired	(3,113)	$66.84	—
Outstanding at June 30, 2024	146,539	$6.18	8.8

Exercisable at June 30, 2024	25,068	$26.06	8.0

The following table details the options outstanding at June 30, 2024, by range of exercise prices:

					Weighted
					Average
					Remaining
				Weighted	Contractual
Range of			Number of	Average	Life of	Number of	Weighted
Exercise			Options	Exercise	Options	Options	Average
Prices			Outstanding	Price	Outstanding	Exercisable	Exercise Price
	$1.73		102,000	$1.73	9.1	—	$—
	$2.53		1,500	$2.53	9.6	—	$—
$4.00	-	$290.00	43,039	$16.85	8.1	25,068	$225.74
			146,539	$6.18	8.8	25,068	$225.74

Restricted Stock

During the year ended June 30, 2024, the Company granted a total of 12,500 shares of restricted stock, with certain accelerated vesting conditions, to members of its non-employee directors pursuant to the 2023 Equity Incentive Plan, of which 1/3 vest on the grant date and 1/12 on the first day of each quarter thereafter, subject to continuing service to the Company through each vesting date. These restricted stock grants have a weighted average grant date fair value of $1.77 per share.

During the year ended June 30, 2023, as a result of the change in members of the Company’s board, the Company accelerated unvested shares for two former members and recorded $1.5 million of non-cash equity compensation expense.

On December 19, 2022, the Company entered into a stipulation of compromise and settlement (the “Stipulation”). As a part of the terms of the Stipulation, the Company agreed to rescind 25% of the aggregate 2021 grants to board members. As a result of the recission of the shares, the Company recorded $0.6 million in non-cash compensation during the year ended June 30, 2023.

During the year ended June 30, 2023, the Company granted a total of 6,825 shares of restricted stock, with certain accelerated vesting conditions, to members of its management team pursuant to the Aytu 2015 Plan, of which 1/3 vest on the grant date and 1/12 on the first day of each quarter thereafter, subject to continuing employment with the Company through each vesting date. These restricted stock grants have a grant date fair value ranging from $3.31 per-share to $13.4 per-share.

Restricted stock activity under the 2023 Equity Incentive Plan is as follows:

		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Unvested at June 30, 2023	38,075	$142.20
Granted	12,500	$1.77
Vested	(25,971)	$113.37
Forfeited/cancelled	(499)	$147.15
Unvested at June 30, 2024	24,105	$100.34

As of June 30, 2024, there was $1.0 million of total unrecognized compensation costs adjusted for estimated forfeitures, related to non-vested restricted stock granted under the Company’s equity incentive plan. The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.5 years. The total fair value of restricted stock vested during the year ended June 30, 2024, was $0.1 million.

The Company previously issued 4 shares of restricted stock outside of the Aytu 2015 Plan, which vest in July 2026. On January 17, 2022, the Company granted 5,000 shares of restricted stock to a member of its management team outside of the Aytu 2015 Plan, of which 1/3 vest on January 17, 2023, and 1/12 each quarter thereafter, subject to continuing employment with the Company through each vesting date until January 17, 2025. This restricted stock grant has a grant date fair value of $27.00 per share. As of June 30, 2024, there was $0.2 million total unrecognized costs adjusted for estimated forfeitures, related to non-vested restricted stock outside of the Company’s equity incentive plan. The unrecognized compensation cost is expected to be recognized over a weighted average period of 0.6 years.

Restricted Stock Units

For the years ended June 30, 2024, and 2023, the Company did not grant restricted stock units (“RSU”). RSU activity is as follows:

		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Unvested at June 30, 2023	4,963	$25.62
Vested	(2,249)	$24.28
Forfeited/cancelled	(939)	$31.60
Unvested at June 30, 2024	1,775	$24.14

As of June 30, 2024, there was no material unrecognized compensation costs adjusted for estimated forfeitures, related to non-vested RSUs granted under the Company’s equity incentive plans. The unrecognized compensation cost is expected to be recognized over a weighted average period of 0.7 years. The total fair value of RSUs vested during the year ended June 30, 2024, was immaterial.

Stock-based compensation expense from continuing operations related to the fair value of stock options, restricted stock and RSUs was included in the consolidated statements of operations as set forth in the below table:

	Year Ended
	June 30,
	2024	2023
	(in thousands)
Cost of sales	$2	$28
Research and development	6	30
Selling and marketing	—	23
General and administrative	2,365	5,641
Total stock-based compensation expense	$2,373	$5,722